CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 118,141	$ 129,049
Trade and other receivables	20,362	16,473
Income taxes receivable	493	0
Inventories	18,858	20,254
Other financial assets	11,326	13,688
Prepaid expenses and other	1,478	735
Total current assets	170,658	180,199
Non-current assets
Mining interests	374,146	390,409
Property, plant and equipment	192,052	237,638
Deposits on non-current assets	869	783
Deferred tax assets	43,716	48,146
Total assets	781,441	857,175
Current liabilities
Trade and other payables	35,567	28,194
Unearned revenue	2,190	2,539
Current portion of debt facilities	12,464	12,378
Current portion of equipment financing obligations	4,154	6,078
Income taxes payable	0	383
Total current liabilities	54,375	49,572
Non-current liabilities
Debt facilities	19,305	31,560
Equipment financing obligations	5,151	2,108
Decommissioning liabilities	16,076	11,315
Other liabilities	655	2,741
Deferred tax liabilities	103,394	138,178
Total liabilities	198,956	235,474
Equity
Share capital	636,672	628,565
Equity reserves	62,303	56,354
Accumulated deficit	(116,490)	(63,218)
Total equity	582,485	621,701
Total liabilities and equity	$ 781,441	$ 857,175